Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2018
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Selling and Administrative Expenses
30.	Selling and Administrative Expenses

(a) Other administrative expenses

Other administrative expenses for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016		2017	2018
	(in millions of Won)
Wages and salaries	￦	769,589	774,900	813,467
Expenses related to post-employment benefits		200,956	78,654	73,290
Other employee benefits		176,794	159,920	176,240
Travel		40,828	39,790	40,929
Depreciation		103,442	97,261	101,274
Amortization		139,569	146,314	112,418
Communication		11,186	11,740	10,616
Electricity expenses		7,527	7,050	8,309
Taxes and public dues		78,895	72,826	71,973
Rental		82,005	69,976	69,516
Repairs		11,316	9,859	15,291
Entertainment		13,157	11,582	11,816
Advertising		86,141	119,724	106,875
Research & development		120,608	125,795	108,352
Service fees		201,129	193,387	165,938
Vehicles maintenance		10,090	8,211	8,942
Industry association fee		13,468	10,140	9,571
Conference		13,108	14,494	14,510
Increase to provisions		6,532	10,990	14,433
Others		40,050	40,493	51,995

	￦	2,126,390	2,003,106	1,985,755

(b) Selling expenses

Selling expenses for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016		2017	2018
	(in millions of Won)
Freight and custody expenses (*1)	￦	1,342,009	1,336,969	184,675
Operating expenses for distribution center		10,315	10,503	10,614
Sales commissions		94,377	115,925	79,080
Sales advertising		5,117	3,800	4,821
Sales promotion		10,670	12,414	13,792
Sample		2,335	1,989	2,716
Sales insurance premium		31,379	36,546	37,251
Contract cost		49,480	23,061	16,992
Others		8,004	16,070	19,304

	￦	1,553,686	1,557,277	369,245

(*1)

During the year ended December 31, 2018, the Company recognized the freight expenses included in selling expenses incurred for the delivery of transportation services identified as a separate performance obligations in cost of sales.